Commitment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Commitment
23	Commitment
The Group has capital commitment that expect to incur in cash disbursements. Unfunded commitments not recognized as liabilities in private equity investment funds on December 31, 2021 and 2020 are as follow:

	12/31/2021	12/31/2020
Vinci Impacto e Retorno IV Feeder B	8,906	5,945
Vinci Capital Partners III Feeder FIP Multiestratégia	1,921	2,465
Nordeste III FIP Multiestratégia	1,913	1,967
Vinci Infraestrutura Água e Saneamento FIP - IE	48,727	—
Vinci Fulwood DL FII	56,000	—
Vinci Strategic Partners FIM CP	5,000	—

	122,467	10,377